Investments - Realized Gains (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments [Abstract]
Proceeds from sales	$ 4,243	$ 3,572	$ 3,913
Gross realized capital gains	24	72	80
Gross realized capital losses	$ 177	$ 14	$ 62